Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
May 31, 2026

Dates Covered
Collections Period	05/01/26 - 05/31/26
Interest Accrual Period	05/15/26 - 06/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/26	174,637,326.82	14,298
Yield Supplement Overcollateralization Amount 04/30/26	9,392,313.89	0
Receivables Balance 04/30/26	184,029,640.71	14,298
Principal Payments	10,387,061.75	355
Defaulted Receivables	257,863.78	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	8,554,304.86	0
Pool Balance at 05/31/26	164,830,410.32	13,930

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.99%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	4,326,615.41	241
Past Due 61-90 days	1,601,042.41	82
Past Due 91-120 days	340,734.39	19
Past Due 121+ days	0.00	0
Total	6,268,392.21	342

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.12%
Delinquency Trigger Occurred	NO

Recoveries	298,748.35
Aggregate Net Losses/(Gains) - May 2026	(40,884.57)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.27%
Prior Net Losses/(Gains) Ratio	0.55%
Second Prior Net Losses/(Gains) Ratio	-0.25%
Third Prior Net Losses/(Gains) Ratio	1.83%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.35%
Weighted Average Contract Rate, Yield Adjusted	10.21%
Weighted Average Remaining Term	25.99

Flow of Funds	$ Amount
Collections	11,479,673.24
Investment Earnings on Cash Accounts	17,874.76
Servicing Fee	(153,358.03)
Transfer to Collection Account	-
Available Funds	11,344,189.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	585,025.08
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	4,700,462.69
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	952,248.39

Total Distributions of Available Funds	11,344,189.97

Servicing Fee	153,358.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 05/15/26	169,530,873.01
Principal Paid	9,806,916.50
Note Balance @ 06/15/26	159,723,956.51

Class A-1
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2a
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2b
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-3
Note Balance @ 05/15/26	23,920,873.01
Principal Paid	9,806,916.50
Note Balance @ 06/15/26	14,113,956.51
Note Factor @ 06/15/26	4.5994775%

Class A-4
Note Balance @ 05/15/26	99,620,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	99,620,000.00
Note Factor @ 06/15/26	100.0000000%

Class B
Note Balance @ 05/15/26	30,630,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	30,630,000.00
Note Factor @ 06/15/26	100.0000000%

Class C
Note Balance @ 05/15/26	15,360,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	15,360,000.00
Note Factor @ 06/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	585,025.08
Total Principal Paid	9,806,916.50
Total Paid	10,391,941.58

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	3.64285%
Coupon	4.49285%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	111,830.08
Principal Paid	9,806,916.50
Total Paid to A-3 Holders	9,918,746.58

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5728295
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.6024797
Total Distribution Amount	10.1753092

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3644336
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.9589275
Total A-3 Distribution Amount	32.3233611

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	479.30
Noteholders' Principal Distributable Amount	520.70

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/26	5,106,453.81
Investment Earnings	15,497.72
Investment Earnings Paid	(15,497.72)
Deposit/(Withdrawal)	-
Balance as of 06/15/26	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,153,915.54	$991,776.72	$1,212,702.61
Number of Extensions	66	56	67
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.51%	0.58%